NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS - Effects of transfers from (to) non-controlling interests and redeemable non-controlling interests (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS
Net Income (Loss)	$ (104,126)	$ 36,051	$ 274,187
Transfers from (to) non-controlling interests and redeemable non-controlling interests:
Increase in paid-in capital from transfer of equity interest in subsidiary and subsidiary's equity offering			244,629
Increase in paid-in capital from subsidiary's issuance of redeemable preferred shares		330,682
Increase in paid-in capital from acquisition of non-controlling interest		1,485
Decrease in paid-in capital from subsidiary's repurchase of its common shares	(52,479)	(55,730)
Net transfers from (to) non-controlling interests	(52,479)	276,437	244,629
Change from net income attributable to Canadian Solar Inc. and transfers from (to) non-controlling interests and redeemable non-controlling interests	$ (156,605)	$ 312,488	$ 518,816